Pension and severance plans - Components of net periodic (benefit) cost (Details 7) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Components of net periodic (benefit) cost:
Estimated prior service cost (credit) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 170
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	173
Japanese plans
Components of net periodic (benefit) cost:
Service cost	1,182	¥ 1,167	¥ 927
Interest cost	171	188	180
Expected return on plan assets	(313)	(236)	(164)
Amortization of net actuarial loss	60	79	92
Amortization of prior service credit	(170)	(207)	(157)
Net periodic pension cost	¥ 930	¥ 991	¥ 878